Restructuring Expenses - Additional Information (Detail) $ in Thousands			3 Months Ended	12 Months Ended
	Aug. 18, 2014 USD ($)	May 22, 2014 USD ($)	Mar. 31, 2018 USD ($) Lease	Dec. 31, 2017 USD ($) Lease	Dec. 31, 2016 USD ($)
Lease Liability [Member]
Restructuring Cost And Reserve [Line Items]
Number of sub leases | Lease			2	2
Restructuring reserve charges			$ 0	$ 0
Restructuring reserve balance			546	604	$ 820
Sub-lease 1 [Member] | Facility Closing [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring reserve charges		$ 900
Sub Lease 2 [Member] | Facility Closing [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring reserve charges	$ 700
Other non-current liabilities [Member] | Lease Liability [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring reserve balance			300	400
Accrued Expenses [Member] | Lease Liability [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring reserve balance			$ 200	$ 200